Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–158.79%(a)
Alabama–2.33%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$185	$162,566
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,065	1,127,938
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	755	799,358
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,655,986)(c)(d)	5.50%	01/01/2043	1,900	1,045,000
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,030	1,050,273
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,115	1,090,905
Series 2024 A, RB	5.00%	11/01/2035	1,250	1,290,334
Series 2025 A, RB(b)	5.00%	06/01/2035	825	832,536
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,050	1,107,992
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	615	605,923
				9,112,825
Alaska–0.07%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	310	258,287
Arizona–2.77%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	59	55,600
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	895	857,178
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	446,197
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2040	185	179,088
City of Mesa AZ Utility System Revenue; Series 2025, RB (INS-BAM)(f)(g)	5.00%	07/01/2046	2,240	2,298,444
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	820	751,398
Series 2017, Ref. RB	5.00%	11/15/2045	665	473,518
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	165	153,115
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	270	238,046
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(e)	5.38%	07/01/2052	885	811,395
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(g)	5.00%	01/01/2048	2,530	2,601,885
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	1,930	1,997,738
				10,863,602
Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	460	448,846
California–14.58%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2028	900	818,431
California (State of);
Series 2020, GO Bonds (INS - BAM)(f)	3.00%	11/01/2050	1,250	933,548
Series 2023, GO Bonds(g)	5.25%	09/01/2053	2,525	2,662,941
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	1,105	1,160,162
California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2038	275	260,282
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(h)	0.00%	06/01/2055	8,390	804,664
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	15	14,571
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	1,245	226,590
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	$3,280	$3,346,594
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,125	2,588,477
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,345
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	2,982	2,944,809
Series 2023-1, RB	4.38%	09/20/2036	619	613,909
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2048	120	112,206
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,000	1,019,782
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(f)	4.00%	05/15/2046	500	461,825
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	1,245	1,252,624
Series 2018 A, RB(i)	5.00%	12/31/2047	1,500	1,434,166
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(e)	5.00%	08/01/2039	185	153,777
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(i)	5.00%	07/01/2027	415	415,293
Series 2012, RB(e)(i)	5.00%	07/01/2030	165	165,090
Series 2012, RB(e)(i)	5.00%	07/01/2037	1,730	1,729,877
Series 2012, RB(e)(i)	5.00%	11/21/2045	2,030	1,922,634
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.25%	12/01/2056	750	728,260
California Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	790	829,923
Series 2024, RB(b)	5.00%	10/01/2032	945	984,748
California State University; Series 2019 A, RB(g)	5.00%	11/01/2049	1,585	1,605,252
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	1,735	1,557,540
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	625	447,603
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	365	364,982
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	655	596,174
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	1,190	128,165
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019 F, RB(i)	5.00%	05/15/2044	2,950	2,939,114
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGI)(f)	5.00%	08/01/2050	930	948,827
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,095	2,472,995
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	1,500	1,436,912
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(f)	4.25%	08/01/2053	2,300	2,071,545
Regents of the University of California Medical Center;
Series 2022 P, RB(g)(k)	4.00%	05/15/2053	4,065	3,516,383
Series 2022 P, RB	3.50%	05/15/2054	1,510	1,168,914
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(f)	4.00%	08/01/2048	925	832,746
Sacramento (County of), CA; Series 2024, RB	5.25%	07/01/2054	1,000	1,038,575
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	1,540	1,369,149
Series 2021 A, RB	5.00%	07/01/2056	1,500	1,514,544
Series 2023 B, RB(i)	5.00%	07/01/2048	1,890	1,887,067
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(i)	5.00%	05/01/2038	505	513,758
Series 2019 E, RB(i)	5.00%	05/01/2050	1,760	1,730,406
Series 2021 A, Ref. RB(i)	5.00%	05/01/2036	450	467,102
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(h)	0.00%	06/01/2041	2,605	929,050
				57,126,331
Colorado–7.21%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	4.50%	12/01/2058	1,790	1,621,345
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	620	568,024
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	780	670,728
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(f)	5.38%	12/01/2053	465	480,975
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(e)	5.00%	12/01/2047	$1,260	$1,185,622
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	500	465,189
Series 2022, RB	6.50%	12/01/2053	500	517,787
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	555	466,503
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,280	1,269,903
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	935	921,211
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,245	1,029,122
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	130	130,212
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(e)	5.00%	04/01/2035	935	985,741
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	458,375
Denver (City & County of), CO;
Series 2018 A, Ref. RB(i)	5.00%	12/01/2048	1,315	1,291,614
Series 2018 A, Ref. RB(i)	5.25%	12/01/2048	1,185	1,190,584
Series 2018 A-2, RB(h)	0.00%	08/01/2033	1,700	1,205,759
Series 2022 A, RB(i)	5.00%	11/15/2036	710	742,414
Series 2022 A, RB(i)	5.00%	11/15/2047	1,905	1,890,627
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	340	284,547
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,745	1,742,134
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	564	472,097
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	5.00%	12/01/2053	430	441,365
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	565	574,629
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	490,007
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	391,804
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.75%	12/01/2054	920	868,773
Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,000	871,677
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	458,528
Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.63%	12/01/2054	500	454,602
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	539,008
Waterstone Metropolitan District No. 1;
Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	5.25%	12/01/2040	500	519,700
Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.75%	12/01/2054	625	589,293
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	478,366
Series 2023, GO Bonds	8.00%	12/15/2035	610	613,852
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	370	286,539
Series 2021 A-2, RB(j)	4.50%	12/01/2041	1,535	1,070,071
				28,238,727
District of Columbia–2.57%
District of Columbia; Series 2022 A, RB	5.00%	07/01/2047	1,260	1,284,888
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	515	471,120
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	2,500	2,129,498
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(i)	5.00%	10/01/2042	2,005	1,983,673
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,245	1,059,084
Series 2021 A, Ref. RB(i)	4.00%	10/01/2041	1,575	1,449,921
Washington Metropolitan Area Transit Authority Dedicated Revenue; Series 2025, RB(g)(k)	5.25%	07/15/2053	1,635	1,674,858
				10,053,042
Florida–13.78%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(c)(d)(e)	5.00%	11/15/2061	1,075	771,415
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	370	303,439
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL;
Series 2019 A, RB(i)	4.00%	10/01/2049	$560	$477,072
Series 2022 A, RB	4.00%	10/01/2047	2,700	2,442,085
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	1,895	1,571,450
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(f)	5.60%	03/01/2048	935	984,855
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $728,530)(c)(d)(e)	7.75%	05/15/2035	746	75
County of Miami-Dade FL Transit System; Series 2025, RB(g)	5.00%	07/01/2052	1,755	1,762,229
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,990	1,956,067
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2024, RB	5.25%	12/01/2054	1,500	1,543,760
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	900	889,722
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(e)(i)	12.00%	07/15/2028	560	581,492
Series 2024, Ref. RB (INS - AGI)(f)(i)	5.00%	07/01/2044	2,150	2,105,851
Series 2024, Ref. RB (INS - AGI)(f)(i)	5.25%	07/01/2047	630	631,951
Series 2024, Ref. RB (INS - AGI)(f)(i)	5.25%	07/01/2053	750	738,019
Series 2024, Ref. RB(i)	5.50%	07/01/2053	650	611,091
Fort Lauderdale (City of), FL; Series 2024, RB(g)	5.50%	09/01/2053	1,885	1,998,429
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant); Series 2023, RB	5.50%	09/01/2053	1,120	1,187,396
Gainesville (City of), FL; Series 2012 B, Ref. VRD RB(l)	1.40%	10/01/2042	1,525	1,525,000
Greater Orlando Aviation Authority;
Series 2017 A, RB(i)	5.00%	10/01/2052	800	781,453
Series 2019 A, RB(i)	4.00%	10/01/2044	1,750	1,564,615
Series 2024, RB(i)	5.25%	10/01/2048	1,245	1,266,861
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,185	1,214,924
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	1,895	1,861,292
Hillsborough County Industrial Development Authority; Series 2025, RB(g)	5.50%	11/15/2054	2,495	2,627,928
JEA Water & Sewer System Revenue; Series 2025, RB(g)	5.25%	10/01/2055	1,250	1,296,225
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	525	504,951
Series 2020 A, Ref. RB	5.75%	08/15/2050	210	195,299
Series 2020 A, Ref. RB	5.75%	08/15/2055	790	722,293
Lee (County of), FL;
Series 2021 B, RB(i)	5.00%	10/01/2034	775	808,877
Series 2022, RB	5.25%	08/01/2049	1,850	1,884,187
Miami (City of) & Dade (County of), FL School Board (The); Series 2022 A, GO Bonds (INS - BAM)(f)	5.00%	03/15/2052	1,485	1,497,982
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	865	871,584
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	709,970
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(i)	5.00%	10/01/2040	1,010	1,008,194
Series 2022 A, Ref. RB(i)	5.25%	10/01/2052	975	968,880
Series 2023 A, Ref. RB(i)	5.00%	10/01/2047	630	610,617
Series 2025 A, RB(i)	5.50%	10/01/2055	335	341,996
Subseries 2021 A-2, Ref. RB (INS - AGI)(f)	4.00%	10/01/2049	1,885	1,643,149
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,015	2,014,919
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	2,125	2,135,633
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2051	1,200	293,084
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2052	335	77,290
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2053	335	73,016
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2054	285	58,668
Reunion East Community Development District; Series 2005, RB(c)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,000	847,489
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	630	534,811
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	828	364,170
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,000,002
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	$1,010	$975,765
Tampa (City of), FL; Series 2020 A, RB(h)	0.00%	09/01/2049	4,255	1,142,973
				53,980,497
Georgia–2.84%
Atlanta (City of), GA (Green Bonds); Series 2023, RB(i)	5.25%	07/01/2044	860	882,146
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2044	2,495	2,217,461
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	820	828,260
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	976,339
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	645	544,562
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	925	926,236
Series 2022 C, RB(b)(e)	4.00%	11/01/2027	945	939,420
Series 2023 B, RB(b)	5.00%	03/01/2030	1,350	1,405,371
Series 2024 B, RB(b)	5.00%	03/01/2032	1,260	1,327,531
Series 2024 E, RB(b)	5.00%	12/01/2032	1,050	1,094,396
				11,141,722
Hawaii–0.87%
Hawaii (State of);
Series 2025 A, RB(i)	5.50%	07/01/2054	1,405	1,456,412
Series 2025 B, RB	5.00%	07/01/2049	920	939,312
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,000,807
				3,396,531
Idaho–0.66%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2050	685	698,359
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	265	239,613
Series 2017 A, Ref. RB	5.25%	11/15/2037	370	312,786
Idaho (State of) Housing & Finance Association; Series 2024, RB	5.00%	08/15/2048	1,285	1,326,913
				2,577,671
Illinois–5.06%
Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS - NATL)(f)(h)	0.00%	01/01/2029	1,710	1,487,217
Chicago (City of), IL; Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,577,782
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,100	1,092,167
Series 2024 A, RB(i)	5.50%	01/01/2059	1,570	1,618,258
Chicago (City of), IL Board of Education; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	519,308
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,035	872,178
Chicago (City of), IL Park District; Series 2020 C, GO Bonds (INS - BAM)(f)	4.00%	01/01/2042	1,485	1,311,383
Chicago (City of), IL Transit Authority; Series 2024 A, Ref. RB	5.00%	12/01/2049	1,750	1,746,264
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	895	901,995
Series 2017 C, GO Bonds	5.00%	11/01/2029	195	201,218
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,880	1,925,963
Series 2018 A, GO Bonds	5.00%	05/01/2030	935	969,945
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,088,756
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	270	270,280
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $46,729)(d)	5.00%	11/01/2040	45	30,150
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $764,506)(d)	5.00%	11/01/2049	910	609,700
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,005	1,980,736
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	977	701,941
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(f)	5.25%	06/15/2031	920	921,497
				19,826,738
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–1.27%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(f)	5.63%	07/15/2053	$1,865	$2,016,148
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	1,840	1,568,489
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(i)	5.75%	08/01/2042	175	174,997
Northern Indiana Commuter Transportation District; Series 2024, RB	5.00%	01/01/2054	740	747,929
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(i)	4.40%	06/10/2031	465	470,940
				4,978,503
Iowa–1.33%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	460	304,842
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	940	898,852
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(o)	5.00%	12/01/2032	2,050	2,305,904
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	225	191,240
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	155	155,000
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,345	1,359,893
				5,215,731
Kentucky–2.39%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(i)	4.70%	01/01/2052	500	445,508
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGI)(f)	5.00%	12/01/2047	395	388,253
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	830	830,305
Series 2015 A, RB	5.00%	07/01/2040	750	750,043
Series 2015 A, RB	5.00%	01/01/2045	1,020	1,019,713
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.25%	06/01/2041	945	946,210
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,260	1,333,775
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2051	465	474,113
Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2053	3,110	3,165,623
				9,353,543
Louisiana–1.06%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(e)	3.90%	11/01/2044	570	482,994
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(i)	5.75%	09/01/2064	1,940	2,002,502
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,250	1,307,495
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGI)(f)	5.00%	10/01/2048	375	377,191
				4,170,182
Maryland–1.06%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	285	285,867
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	900,608
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	760	741,055
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	324,259
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(i)	5.25%	06/30/2052	710	693,063
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	690,999
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(l)	1.55%	06/01/2027	515	515,000
				4,150,851
Massachusetts–1.86%
Massachusetts (Commonwealth of); Series 2024, RB(g)	5.00%	06/01/2053	3,430	3,488,699
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds); Series 2022, RB	5.00%	06/01/2050	1,610	1,634,997
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds); Series 2023, Ref. RB	5.25%	07/01/2048	1,085	1,074,764
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(b)(o)	5.00%	07/15/2030	$270	$294,107
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(i)	5.00%	07/01/2046	790	786,910
				7,279,477
Michigan–3.73%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	250	221,357
Lansing (City of), MI; Series 2024(g)	5.25%	07/01/2054	2,735	2,840,502
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	2,085	2,160,342
Series 2024, RB(g)	5.50%	11/15/2049	2,330	2,465,966
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	215	213,081
Series 2020, Ref. RB	5.00%	06/01/2045	360	327,965
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2046	2,875	2,853,205
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,460	1,469,271
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(i)	4.00%	10/01/2026	1,525	1,515,699
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	06/30/2030	545	564,105
				14,631,493
Minnesota–0.38%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	400	339,301
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	440	432,115
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	493,039
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	315	212,885
				1,477,340
Mississippi–0.29%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM)(f)	5.25%	03/01/2055	625	631,788
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	830	499,757
				1,131,545
Missouri–2.16%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	800	803,002
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,676,267
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(i)	5.00%	03/01/2046	3,555	3,500,596
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	385	319,821
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	245	231,862
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,375	1,379,675
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	575	547,883
				8,459,106
Nebraska–1.86%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	2,810	2,881,025
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	630	649,973
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	785	803,518
Omaha (City of), NE Public Power District;
Series 2021 A, RB (INS - AGI)(f)	4.00%	02/01/2051	1,545	1,356,990
Series 2022, RB(g)(k)	5.25%	02/01/2052	1,570	1,616,599
				7,308,105
Nevada–1.25%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(g)	5.00%	07/01/2053	3,965	4,038,346
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail) (Green Bonds); Series 2025, RB(b)(e)(i)	9.50%	01/01/2033	$750	$715,691
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	135	131,175
				4,885,212
New Hampshire–1.05%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	216	212,567
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,207	1,171,061
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	800	784,790
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,940	1,940,327
				4,108,745
New Jersey–5.06%
New Jersey (State of) Economic Development Authority; Series 2004 A, RB (INS - BHAC)(f)(g)	5.25%	07/01/2026	6,625	6,779,857
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(i)	5.25%	09/15/2029	295	295,082
Series 2012, RB(i)	5.75%	09/15/2027	400	400,286
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(i)	5.38%	01/01/2043	2,190	2,190,576
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,865	2,509,354
New Jersey (State of) Transportation Trust Fund Authority;
Series 2022, RB(b)(o)	5.25%	12/15/2032	550	631,719
Series 2022, RB	5.25%	06/15/2046	520	533,347
Series 2024 CC, RB	5.25%	06/15/2055	920	941,926
New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	930	970,590
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,195	2,167,464
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,250	1,255,148
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,215	1,166,435
				19,841,784
New York–21.88%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(i)(p)	5.25%	12/31/2033	200	198,667
City of New York NY; Series 2025, RB(g)	5.25%	04/01/2047	1,130	1,173,519
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	1,808,967
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,510	1,493,014
Series 2020 A-1, RB (INS - AGI)(f)	4.00%	11/15/2041	875	798,260
Series 2020 C-1, RB	5.25%	11/15/2055	995	1,009,976
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(i)	4.00%	07/15/2060	1,750	1,406,030
New York (City of), NY;
Subseries 2022 D-1, GO Bonds(g)	5.25%	05/01/2038	1,015	1,094,721
Subseries 2022 D-1, GO Bonds(g)	5.25%	05/01/2042	1,725	1,747,041
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,250	1,075,022
Series 2020 BB-1, RB	5.00%	06/15/2050	3,630	3,673,472
New York (City of), NY Transitional Finance Authority;
Series 2018, VRD RB(l)	1.40%	08/01/2042	1,505	1,505,000
Series 2019 B-1, RB	4.00%	11/01/2045	1,405	1,257,061
Series 2023 F-1, RB	4.00%	02/01/2051	1,900	1,670,866
Series 2024 B, RB	4.38%	05/01/2053	1,640	1,509,851
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.25%	03/15/2039	925	954,308
Series 2018 E, RB(g)	5.00%	03/15/2046	4,260	4,289,172
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	2,725	2,345,547
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	3,140	3,184,036
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	$2,750	$2,480,284
Series 2020, RB(g)	4.00%	11/15/2055	3,130	2,648,560
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(f)	5.00%	11/15/2053	1,305	1,320,108
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,030	3,474,074
Series 2019 B, RB (INS - AGI)(f)	4.00%	01/01/2050	1,950	1,693,295
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	1,850	1,644,112
New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	945	928,388
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	210	179,840
Series 2010 A, RB(e)	6.25%	06/01/2041	982	941,809
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,370	2,295,198
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	4,375	4,255,393
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	1,245	1,110,167
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	550	549,995
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,000	996,265
Series 2020, Ref. RB(i)	5.25%	08/01/2031	345	352,477
Series 2020, Ref. RB(i)	5.38%	08/01/2036	705	717,492
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2033	1,565	1,577,683
Series 2018, RB(i)	5.00%	01/01/2034	1,510	1,519,186
Series 2018, RB(i)	5.00%	01/01/2036	1,265	1,264,940
Series 2020, RB(i)	5.00%	10/01/2040	1,495	1,479,126
Series 2020, RB(i)	4.38%	10/01/2045	875	775,953
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(i)	5.38%	06/30/2060	1,620	1,612,719
Series 2024, RB (INS - AGI)(f)(i)	5.25%	06/30/2060	1,310	1,314,783
Series 2024, RB(i)	5.50%	06/30/2060	2,400	2,404,005
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	2,465	2,399,140
Series 2016 A, RB(i)	5.25%	01/01/2050	2,355	2,294,661
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(i)	5.00%	12/01/2036	740	761,777
Series 2022, RB(i)	5.00%	12/01/2038	455	462,312
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(i)	5.50%	12/31/2060	50	50,244
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,295	1,312,163
Triborough Bridge & Tunnel Authority; Series 2021 A-1, Ref. RB	5.00%	05/15/2051	1,295	1,307,950
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	565	566,660
Series 2021 A, RB	5.00%	11/15/2056	835	837,390
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	375	395,851
Triborough Bridge & Tunnel Authority Sales Tax Revenue; Series 2025, RB(g)	5.25%	05/15/2062	3,920	3,991,616
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	1,815	1,601,395
				85,711,541
North Carolina–0.32%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	725	715,547
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(f)(h)	0.00%	01/01/2053	2,250	534,442
				1,249,989
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.36%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	$875	$806,393
Series 2017 C, RB	5.00%	06/01/2053	680	616,408
				1,422,801
Ohio–5.98%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	645	646,231
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,265	2,731,361
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	6,505	5,637,159
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	920	927,680
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(i)	5.38%	09/15/2027	600	600,258
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	355	356,629
Columbus Regional Airport Authority (John Glenn Columbus International Airport);
Series 2025, Ref. RB(i)	5.50%	01/01/2050	2,105	2,174,559
Series 2025, Ref. RB	5.25%	01/01/2055	600	618,498
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	875	854,291
Series 2017, Ref. RB	5.50%	02/15/2057	645	625,805
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(f)	5.25%	12/01/2049	725	736,509
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,010	1,038,731
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,230	1,255,297
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	2,495	2,387,605
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $807,152)(c)(d)(e)	6.00%	04/01/2038	823	10,293
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	690	651,477
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	1,865	1,532,740
Ohio State University (The); Series 2024, RB	5.25%	12/01/2054	625	648,077
				23,433,200
Oklahoma–2.24%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	2,825	2,786,040
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,960	2,048,294
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	1,395	1,484,429
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	665	585,432
Oklahoma Turnpike Authority; Series 2025, RB(g)	5.25%	01/01/2050	1,100	1,154,865
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(i)	5.50%	06/01/2035	250	250,057
Series 2001 C, Ref. RB(i)	5.50%	12/01/2035	475	475,091
				8,784,208
Ontario–0.16%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(e)	6.00%	10/05/2040	611	609,282
Oregon–1.02%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	375	343,677
Oregon (State of); Series 2019, GO Bonds(g)(k)	5.00%	08/01/2044	2,500	2,550,851
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(i)	5.50%	07/01/2053	1,070	1,103,698
				3,998,226
Pennsylvania–4.34%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGI)(f)(i)	5.50%	01/01/2048	1,025	1,062,777
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	625	541,748
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(h)	0.00%	10/01/2036	500	289,188
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	499,578
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	510	495,928
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(i)	5.25%	06/30/2053	$1,505	$1,470,285
Series 2022, RB (INS - AGI)(f)(i)	5.00%	12/31/2057	750	722,732
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2037	690	655,383
Series 2023 A-2, RB	4.00%	05/15/2048	410	344,939
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	740	747,804
Series 2014 A-2, RB	5.13%	12/01/2039	1,000	1,037,081
Series 2019 A, RB	5.00%	12/01/2049	165	166,303
Series 2020 B, RB	5.00%	12/01/2050	445	446,952
Series 2021 A, RB	4.00%	12/01/2050	680	592,534
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(i)	5.00%	07/01/2042	1,335	1,320,965
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	610	600,645
Series 2021, Ref. RB (INS - AGI)(f)(i)	4.00%	07/01/2046	1,275	1,117,554
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	3,135	3,308,941
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,255	1,284,566
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	310	281,571
				16,987,474
Puerto Rico–5.75%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,565	1,580,097
Series 2002, RB	5.63%	05/15/2043	1,110	1,122,775
Series 2005 A, RB(h)	0.00%	05/15/2050	4,515	822,876
Series 2005 B, RB(h)	0.00%	05/15/2055	2,000	233,838
Series 2008 A, RB(h)	0.00%	05/15/2057	14,115	847,312
Series 2008 B, RB(h)	0.00%	05/15/2057	28,010	1,581,722
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	875	898,208
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	945	892,698
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	740	683,978
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	455	390,124
Subseries 2022, RN(h)	0.00%	11/01/2043	518	311,362
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - AGI)(f)	5.25%	07/01/2031	1,645	1,633,786
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	825	814,831
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	335	308,333
Series 2018 A-1, RB(h)	0.00%	07/01/2029	785	666,753
Series 2018 A-1, RB(h)	0.00%	07/01/2031	1,830	1,421,983
Series 2018 A-1, RB(h)	0.00%	07/01/2033	650	460,706
Series 2018 A-1, RB(h)	0.00%	07/01/2046	6,175	1,982,387
Series 2018 A-1, RB(h)	0.00%	07/01/2051	8,095	1,911,031
Series 2018 A-1, RB	4.75%	07/01/2053	1,138	1,042,174
Series 2018 A-1, RB	5.00%	07/01/2058	1,605	1,507,987
Series 2019 A-2, RB	4.33%	07/01/2040	920	859,110
Series 2019 A-2, RB	4.78%	07/01/2058	630	564,799
				22,538,870
Rhode Island–0.58%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	530	530,212
Series 2015 B, Ref. RB	5.00%	06/01/2050	1,755	1,742,616
				2,272,828
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–1.12%
Dorchester (County of), SC; Series 2023, RB	5.50%	10/01/2051	$1,000	$931,632
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,485	1,564,073
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	380	393,929
Series 2024, RB	5.50%	11/01/2054	1,470	1,516,656
				4,406,290
South Dakota–1.00%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	1,530	1,511,987
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,670	1,627,639
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	805	795,206
				3,934,832
Tennessee–6.42%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services); Series 2024, Ref. RB	5.25%	12/01/2049	435	437,987
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	935	903,422
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,345	1,366,246
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS - NATL)(f)(h)	0.00%	07/01/2026	12,525	12,020,568
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	1,560	1,403,694
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(g)	6.00%	12/01/2054	2,190	2,382,421
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	2,375	2,095,647
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(i)	5.00%	07/01/2043	885	872,172
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	715	698,666
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2037	1,000	1,013,851
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	1,875	1,944,771
				25,139,445
Texas–17.10%
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,065	932,374
Austin (City of), TX; Series 2022, RB(i)	5.25%	11/15/2047	880	889,902
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	845	767,999
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	735	738,695
City of San Antonio TX Electric & Gas Systems Revenue; Series 2025, RB(g)	5.25%	02/01/2046	975	1,016,993
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	910	811,008
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,250	1,253,187
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	755	692,405
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,260	1,144,298
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	3,180	2,876,147
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,295	1,999,195
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(f)	4.00%	10/01/2049	1,330	1,161,981
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(f)	4.38%	10/01/2053	1,000	865,408
Series 2023, RB (INS - AGI)(f)	4.25%	10/01/2053	1,065	900,933
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGI)(f)(i)	5.25%	07/01/2048	1,290	1,310,215
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(i)	5.50%	07/15/2038	310	318,931
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(i)	4.00%	07/01/2041	435	377,281
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	375	376,672
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,045	948,893
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,230	1,249,793
Series 2023, GO Bonds	4.00%	02/15/2053	1,390	1,171,429
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2048	1,000	917,304
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	$880	$917,352
Matagorda County Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS - AMBAC)(f)(i)	5.13%	11/01/2028	5,000	5,196,835
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(i)	4.63%	10/01/2031	2,305	2,302,482
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $53,261)(d)	7.50%	11/15/2037	60	47,010
Series 2021, RB (Acquired 07/27/2007-05/15/2025; Cost $1,640,362)(d)	2.00%	11/15/2061	1,698	593,891
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,080	947,832
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(f)	5.00%	04/01/2046	830	817,008
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,075	1,073,563
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	920	705,533
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	370	352,479
Series 2017, Ref. RB	5.00%	01/01/2047	460	421,280
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027	175	174,040
Series 2018, Ref. RB	5.00%	10/01/2028	1,000	992,338
Series 2020, RB	5.25%	10/01/2055	1,680	1,439,825
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	1,895	1,884,459
San Antonio (City of), TX;
Series 2023 A, Ref. RB	5.50%	02/01/2050	930	982,489
Series 2024 A, RB	5.25%	02/01/2049	700	729,135
Series 2024 C, RB	5.50%	02/01/2049	635	676,067
San Antonio (City of), TX Water System; Series 2024 A, VRD GO Bonds(l)	1.45%	05/01/2054	4,000	4,000,000
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	600	545,941
Series 2023, GO Bonds	4.25%	08/15/2053	1,705	1,502,169
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,790	1,734,328
Series 2016, Ref. RB	5.00%	05/15/2045	755	674,078
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,504,009)(c)(d)	6.38%	02/15/2048	1,490	968,500
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	60	53,308
Series 2020, Ref. RB	6.75%	11/15/2051	60	50,196
Series 2020, Ref. RB	6.88%	11/15/2055	60	50,370
Texas (State of) Transportation Commission; Series 2019, RB(h)	0.00%	08/01/2040	1,500	713,961
Texas (State of) Water Development Board;
Series 2022, RB(g)	5.00%	10/15/2047	2,510	2,560,113
Series 2023 A, RB	4.88%	10/15/2048	1,865	1,875,580
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,560	1,598,241
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(i)	5.50%	06/30/2041	1,150	1,177,855
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	4,814
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	1,855	1,618,755
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2053	2,510	2,099,276
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)(g)	5.25%	08/15/2054	2,665	2,775,685
				66,977,831
Utah–2.28%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	500	388,341
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	389,379
Salt Lake City (City of), UT;
Series 2018 A, RB(i)	5.00%	07/01/2048	1,110	1,090,398
Series 2021 A, RB(i)	5.00%	07/01/2046	620	611,235
Series 2023 A, RB(i)	5.50%	07/01/2053	2,180	2,241,365
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	1,515	1,302,600
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.50%	10/15/2052	$1,055	$931,153
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	4.90%	01/01/2049	1,165	1,156,060
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	835	836,423
				8,946,954
Virginia–2.36%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	1,560	1,335,975
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI)(f)	5.25%	07/01/2053	2,260	2,288,014
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	250	232,272
Virginia (Commonwealth of) Housing Development Authority; Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	870	885,707
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2047	1,050	1,053,479
Series 2022, Ref. RB(i)	5.00%	12/31/2057	590	573,039
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	610	577,361
Series 2017, RB(i)	5.00%	12/31/2056	2,505	2,317,005
				9,262,852
Washington–3.16%
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM)(f)	5.50%	12/01/2060	680	716,314
Kalispel Tribe of Indians; Series 2018 B, RB(e)	5.00%	01/01/2032	700	712,405
Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	1,865	1,884,898
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,070	1,870,196
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	635	653,997
Washington (State of) (Bid Group 3); Series 2023 B, GO Bonds	5.00%	02/01/2047	280	287,432
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	2,605	2,524,039
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance);
Series 2020, Ref. RB	4.00%	09/01/2045	925	802,824
Series 2020, Ref. RB	5.00%	09/01/2055	1,000	973,552
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	325	288,773
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	270	233,125
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	873	810,933
Washington State Housing Finance Commission; Series 2025, RB (INS - BAM)(e)(f)	5.25%	07/01/2064	625	606,470
				12,364,958
West Virginia–0.48%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	615	646,852
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,340	1,234,311
				1,881,163
Wisconsin–4.45%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(f)(h)	0.00%	12/15/2050	4,885	1,340,062
Series 2020, RB (INS - AGI)(f)(h)	0.00%	12/15/2060	15,085	2,405,765
Series 2022, RB(e)	5.25%	12/15/2061	1,280	1,198,678
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,085	1,732,049
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	1,875	1,697,481
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,150	990,554
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	460	460,443
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	685	614,788
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	$310	$300,893
Series 2022 A, RB(e)	6.13%	02/01/2050	335	325,159
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	465	454,411
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	490	220,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,275,619
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,261,840
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(e)	5.63%	12/15/2030	713	704,036
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	670,302
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	1,810	1,772,137
				17,424,717
Wyoming–0.19%
University of Wyoming; Series 2021 C, RB (INS - AGI)(f)	4.00%	06/01/2044	805	733,058
Total Municipal Obligations (Cost $647,066,242)				622,096,955
			Shares
Exchange-Traded Funds–0.19%
Invesco Rochester High Yield Municipal ETF (Cost $758,488)(q)			14,890	745,918
TOTAL INVESTMENTS IN SECURITIES(r)–158.98% (Cost $647,824,730)				622,842,873
FLOATING RATE NOTE OBLIGATIONS–(13.25)%
Notes with interest and fee rates ranging from 2.32% to 2.70% at 05/31/2025 and contractual maturities of collateral ranging from 07/01/2026 to 05/15/2062(s)				(51,905,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(46.85)%				(183,545,234)
OTHER ASSETS LESS LIABILITIES–1.12%				4,370,011
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$391,762,650
Investment Abbreviations:
AGI	– Assured Guaranty Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $2,795,285, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at May 31, 2025 was $4,076,034, which represented 1.04% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $32,562,417, which represented 8.31% of the Trust’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Underlying security related to TOB Trusts entered into by the Trust.
(h)	Zero coupon bond issued at a discount.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,985,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF	$768,294	$-	$-	$(22,376)	$-	$745,918	$8,498

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.37%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the
Trust’s investments with a value of $70,660,100 are held by TOB Trusts and serve as collateral for the $51,905,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$621,732,785	$364,170	$622,096,955
Exchange-Traded Funds	745,918	—	—	745,918
Total Investments in Securities	745,918	621,732,785	364,170	622,842,873
Other Investments - Assets
Investments Matured	—	217,750	—	217,750
Total Investments	$745,918	$621,950,535	$364,170	$623,060,623
Invesco Advantage Municipal Income Trust II